Common Stock - Stock-based Compensation Expense (Details) - USD ($) $ in Millions			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 09, 2021	Sep. 12, 2020	Nov. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense				$ 122	$ 3	$ 357	$ 11	$ 322	$ 18	$ 24
Stock options to purchase common stock
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Unrecognized stock-based compensation expense related to unvested stock options				9		9		$ 20
Unrecognized stock-based compensation expense related to unvested stock options, remaining period for recognition							9 months 18 days	1 year 3 months 21 days
CEO Performance Award | Chief Executive Officer | 2014 Equity Incentive Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense								$ 12
Unrecognized stock-based compensation expense related to unvested stock options				318		$ 318		401
Unrecognized stock-based compensation expense related to unvested stock options, remaining period for recognition						3 years 6 months 25 days
Grants (in shares)			10,379,000
Unvested restricted stock units
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 279	$ 279
Unrecognized stock-based compensation expense related to unvested stock options	$ 1,400							$ 710
Unrecognized stock-based compensation expense related to unvested stock options, remaining period for recognition						2 years 8 months 4 days		2 years 10 months 28 days
Grants (in shares)						6,545,000		20,126,000
Cost of revenue, exclusive of depreciation and amortization
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense				13	0	$ 34	$ 1	$ 31	2	3
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense				14	0	38	1	37	2	3
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense				47	2	129	5	171	8	11
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense				$ 48	$ 1	$ 156	$ 4	$ 83	$ 6	$ 7